Putnam Investments

One Post Office Square

Boston, MA 02109

November 2, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513) (the “Trust”), on behalf of Putnam International Value Fund and Putnam Small Cap Growth Fund series, (the “Funds”) Post-Effective Amendment No.245, to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 245 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 27, 2016.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-617-760-2577

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP